OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION - Narrative (Details) - Valeant $ in Millions	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 60
Contingent consideration	$ 65